Fair Value Measurements - Summary of Unobservable Inputs Related to Level 3 Items Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Commodity swaps	$ (24)	$ (24)
Commodity swaps [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Commodity swaps	$ 3
Valuation Technique	Discounted cash flow
Minimum [Member] | Commodity swaps [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input of Platinum Forward Points	0.27
Unobservable Input of Palladium Forward Points	0.15
Unobservable input of Natural gas forward points	(0.15)
Maximum [Member] | Commodity swaps [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input of Platinum Forward Points	10.02
Unobservable Input of Palladium Forward Points	5.31
Unobservable input of Natural gas forward points	0.29